Offsets	Aug. 08, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	BITDEER TECHNOLOGIES GROUP
Form or Filing Type	F-3
File Number	333-283732
Initial Filing Date	Dec. 11, 2024
Fee Offset Claimed	$ 8,495.25
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 55,488,270.00
Termination / Withdrawal Statement	The registrant previously filed a registration statement on Form F-3 (File No. 333-283732) with the Securities and Exchange Commission on December 11, 2024 (the "Prior Registration Statement"), which registered the issuance and sale of up to $1,000,000,000 of securities on an unallocated (universal) shelf basis (the “Shelf Securities”). A fee of $153,100.00 was previously paid in connection with the registration of the Shelf Securities. As of the date hereof, $55,488,270 in aggregate principal amount of Shelf Securities remain unsold under the Prior Registration Statement. Pursuant to Rule 457(p), $8,495.25 of the registration fees paid in connection with unsold Shelf Securities registered under the Prior Registration Statements (the offering of which unsold securities is deemed to have been terminated) can be applied to registration fees under subsequent registration statements. Pursuant to Rule 457(p), the Shelf Securities were carried forward to the registrant's automatic registration statement on Form F-3ASR (File No. 333-[•]) filed with the SEC on August 10, 2026, to which this prospectus supplement relates. $8,495.25 of such registration fee previously paid with respect to the Shelf Securities will be applied to the ordinary shares registered pursuant to this prospectus supplement. No fee offsets in connection with the Prior Registration Statement remains available for future fee offsets.

Pursuant to Rule 415(a)(6) the offering of securities on the earlier registration statement will be deemed terminated as of the date of effectiveness of this new registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	BITDEER TECHNOLOGIES GROUP
Form or Filing Type	F-3
File Number	333-283732
Filing Date	Dec. 11, 2024
Fee Paid with Fee Offset Source	$ 8,495.25
Termination / Withdrawal Statement	Pursuant to Rule 415(a)(6) the offering of securities on the earlier registration statement will be deemed terminated as of the date of effectiveness of this new registration statement.